Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands																														12 Months Ended
	Dec. 12, 2022 BRL (R$)	Dec. 12, 2022 USD ($)	Nov. 09, 2022 BRL (R$)	Nov. 09, 2022 USD ($) $ / shares	Sep. 09, 2022 BRL (R$)	Sep. 09, 2022 USD ($)	Aug. 11, 2022 BRL (R$)	Aug. 11, 2022 USD ($) $ / shares	Jun. 16, 2022 BRL (R$)	Jun. 02, 2022 BRL (R$)	Jun. 02, 2022 USD ($)	May 10, 2022 BRL (R$)	May 10, 2022 USD ($) $ / shares	Mar. 24, 2022 BRL (R$)	Mar. 24, 2022 USD ($)	Feb. 23, 2022 BRL (R$)	Feb. 23, 2022 USD ($) $ / shares	Dec. 16, 2021 BRL (R$)	Dec. 16, 2021 USD ($)	Nov. 17, 2021 BRL (R$)	Nov. 17, 2021 USD ($) $ / shares	Sep. 16, 2021 BRL (R$)	Sep. 16, 2021 USD ($)	Aug. 18, 2021 BRL (R$)	Aug. 18, 2021 USD ($) $ / shares	Feb. 08, 2021 BRL (R$) shares	Feb. 08, 2021 USD ($) $ / shares shares	Jan. 28, 2021 BRL (R$) shares	Jan. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 $ / shares	May 06, 2021 BRL (R$)	Jan. 15, 2021 $ / shares
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Payments of dividends																														R$ 211,320	R$ 255,963	R$ 176,287
Treasury shares acquired																														62,393	52,585
Treasury Shares																														R$ 114,978	R$ 52,585
Class A Common Shares [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired									R$ 60,000
Class A Common Shares [Member] | Top of range [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired									R$ 60,000
Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																														56,913,588	56,913,588
Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share repurchase amount paid																														R$ 1,074,841
Treasury Shares																														62,393
Ordinary shares [member] | Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Par value per share | $ / shares																																			$ 0.00005
Ordinary shares [member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share Repurchase Amount Authorized																														85,000				R$ 85,000
Ordinary shares [member] | Reporting year [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Payments of dividends																														R$ 70,183	R$ 116,358
Ordinary shares [member] | One year before reporting year [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Payments of dividends																															139,605
Ordinary shares [member] | September first two thousand and twenty one | Half Yearly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions																						R$ 89,487	$ 17,021	R$ 89,487	$ 17,021
Dividends paid, ordinary shares per share | $ / shares																									$ 0.3
Ordinary shares [member] | December first two thousand and twenty one | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions																		R$ 48,945	$ 9,019	R$ 48,945	$ 9,019
Dividends paid, ordinary shares per share | $ / shares																					$ 0.16
Ordinary shares [member] | March Ten Two Thousand And Twenty Two [Member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions														R$ 56,176	$ 11,181	R$ 56,176	$ 11,181
Dividends paid, ordinary shares per share | $ / shares																	$ 0.2
Ordinary shares [member] | May Twenty Two Thousand and Twenty Two [Member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions										R$ 47,488	$ 9,465	R$ 47,488	$ 9,465
Dividends paid, ordinary shares per share | $ / shares													$ 0.17
Ordinary shares [member] | August Twenty Three Two Thousand and Twenty Two [Member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions					R$ 48,291	$ 9,425	R$ 48,291	$ 9,425
Dividends paid, ordinary shares per share | $ / shares								$ 0.17
Ordinary shares [member] | November Twenty Three Three Thousand Twenty Two [Member] | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions	R$ 56,334	$ 11,045	R$ 56,334	$ 11,045
Dividends paid, ordinary shares per share | $ / shares				$ 0.2
Class A Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																														42,447,349
Common stock shares number of voting rights																														1
Class B Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																														14,446,239
Common stock shares number of voting rights																														10
Class A Ordinary Shares Class B Ordinary Shares And Quotas [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share exchange ratio																																			0.2096
Class A And Class B Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Par value per share | $ / shares																																	$ 0.00005
XNCM | Initial Public Offering [Member] | Class A Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Stock issued during the period shares | shares																										1,398,014	1,398,014	13,873,474	13,873,474
Shares Issued Price Per Share | $ / shares																											$ 18		$ 18
Proceeds from issuing shares																										R$ 125,448	$ 28,636	R$ 1,266,926	$ 232,243
Treasury shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired																														R$ 62,393	R$ 52,585
Number of shares held in treasury | shares																														1,832,852